Investment Portfolio	as of January 31, 2022 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($)	Value ($)

Bonds 96.5%
Angola 2.0%
Republic of Angola:
REG S, 8.0%, 11/26/2029	500,000	495,225
REG S, 8.25%, 5/9/2028	1,000,000	1,007,400
(Cost $977,062)		1,502,625
Argentina 1.2%
Agua y Saneamientos Argentinos SA, REG S, 6.625%, 2/1/2023	500,000	260,000
Republic of Argentina:
1.0%, 7/9/2029	25,677	9,054
Step-Up Coupon, 1.125% to 7/9/2022, 1.5% to 7/9/2023, 3.625% to 7/9/2024, 4.125% to 7/9/2027, 4.375% 7/9/2028, 5.0% to 7/9/2046	1,940,000	613,117
(Cost $1,452,898)		882,171
Azerbaijan 1.9%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	530,000	604,415
State Oil Co. of the Azerbaijan Republic, REG S, 6.95%, 3/18/2030	700,000	826,238
(Cost $1,286,045)		1,430,653
Bahrain 1.6%
Kingdom of Bahrain, 144A, 6.75%, 9/20/2029	600,000	629,592
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027	500,000	535,065
(Cost $1,041,861)		1,164,657
Belarus 1.7%
Belarus Development Bank, 144A, 6.75%, 5/2/2024	500,000	437,380
Republic of Belarus, 144A, 5.875%, 2/24/2026	1,000,000	838,900
(Cost $1,475,571)		1,276,280
Brazil 0.6%
Braskem Netherlands Finance BV, 144A, 4.5%, 1/10/2028 (Cost $401,749)	400,000	412,240
China 3.5%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027	500,000	411,250
REG S, 7.25%, 4/8/2026	1,000,000	865,000
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (a)	800,000	206,200
Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022	900,000	570,420
REG S, 5.6%, 7/15/2026	500,000	230,000
REG S, 6.125%, 2/21/2024	700,000	334,250
(Cost $4,348,895)		2,617,120
Dominican Republic 3.6%
Dominican Republic International Bond, REG S, 5.5%, 1/27/2025 (Cost $2,476,980)	2,500,000	2,668,775

Ecuador 2.5%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	46,580
144A, Step-Up Coupon, 0.5% to 7/31/2022, 1.5% to 7/31/2023, 2.5% to 7/31/2024, 5.0% to 7/31/2026, 5.5% to 7/31/2027, 6.0% to 7/31/2028, 6.5% to 7/31/2029, 6.9% to 7/31/2040	1,817,800	1,112,494
144A, Step-Up Coupon, 1.0% to 7/31/2022, 2.5% to 7/31/2023, 3.5% to 7/31/2024, 5.5% to 7/31/2025, 6.9% to 7/31/2035	693,420	489,901
144A, Step-Up Coupon, 5.0% to 7/31/2022, 5.5% to 7/31/2023, 6.0% to 7/31/2024, 6.9% to 7/31/2030	264,600	229,541
(Cost $1,705,149)		1,878,516
Egypt 4.7%
Egypt Government International Bond:
REG S, 7.5%, 1/31/2027	2,000,000	2,020,000
REG S, 7.6%, 3/1/2029	1,500,000	1,443,600
(Cost $3,794,062)		3,463,600
Ethiopia 0.4%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $392,833)	400,000	301,000
Ghana 4.2%
Republic of Ghana:
144A, 8.125%, 1/18/2026	2,300,000	2,059,696
REG S, 10.75%, 10/14/2030	1,000,000	1,067,700
(Cost $3,467,338)		3,127,396
Israel 2.6%
Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/2023 (Cost $1,900,407)	2,000,000	1,960,000
Ivory Coast 3.3%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $2,277,906)	2,300,000	2,459,620
Kazakhstan 2.7%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031	1,000,000	948,330
KazMunayGas National Co. JSC, REG S, 4.75%, 4/19/2027	1,000,000	1,062,062
(Cost $2,111,930)		2,010,392
Kenya 2.1%
Republic of Kenya:
REG S, 7.0%, 5/22/2027	500,000	513,090
144A, 7.25%, 2/28/2028	1,000,000	1,032,112
(Cost $1,604,573)		1,545,202
Malaysia 1.4%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $975,446)	1,000,000	1,000,558
Mexico 3.5%
Petroleos Mexicanos:
5.35%, 2/12/2028 (b)	1,000,000	977,975
6.5%, 3/13/2027	1,530,000	1,598,850
(Cost $2,529,213)		2,576,825
Mongolia 0.6%
Mongolia Government International Bond, REG S, 8.75%, 3/9/2024 (Cost $429,300)	400,000	435,535

Namibia 3.1%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,250,136
REG S, 5.25%, 10/29/2025	1,000,000	1,041,780
(Cost $2,257,988)		2,291,916
Nigeria 3.3%
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,862,325
144A, 7.143%, 2/23/2030	570,000	554,439
(Cost $2,408,462)		2,416,764
Oman 5.6%
Oman Government International Bond:
144A, 5.375%, 3/8/2027	2,500,000	2,578,650
144A, 5.625%, 1/17/2028	1,500,000	1,560,609
(Cost $4,030,150)		4,139,259
Pakistan 1.3%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	972,500
Romania 0.7%
Romanian Government International Bond, REG S, 3.0%, 2/14/2031 (Cost $503,347)	500,000	483,750
Russia 5.0%
Gazprom PJSC, 144A, 5.15%, 2/11/2026	2,200,000	2,245,606
Vnesheconombank, 144A, 6.8%, 11/22/2025	1,400,000	1,456,000
(Cost $3,824,669)		3,701,606
Senegal 1.4%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $1,074,130)	1,000,000	1,006,000
South Africa 3.9%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028 (Cost $3,018,789)	2,800,000	2,926,000
Sri Lanka 0.6%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027 (Cost $867,898)	900,000	437,904
Supranational 4.9%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,505,840
144A, 5.0%, 7/27/2027	1,500,000	1,620,855
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028	500,000	489,900
(Cost $3,498,740)		3,616,595
Tajikistan 1.9%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $1,575,000)	1,575,000	1,371,857
Tunisia 2.6%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $2,435,861)	2,500,000	1,930,000

Turkey 12.6%
Export Credit Bank of Turkey:
144A, 5.375%, 10/24/2023	1,000,000	992,060
144A, 6.125%, 5/3/2024	1,000,000	994,260
Republic of Turkey:
4.25%, 4/14/2026	3,150,000	2,851,065
6.0%, 3/25/2027	1,150,000	1,086,750
TC Ziraat Bankasi AS, REG S, 5.375%, 3/2/2026	1,700,000	1,579,728
Turkiye Vakiflar Bankasi TAO, REG S, 6.5%, 1/8/2026	1,900,000	1,836,772
(Cost $9,845,189)		9,340,635
Ukraine 4.0%
Government of Ukraine, REG S, 7.75%, 9/1/2026	1,600,000	1,396,058
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2026	500,000	374,593
State Agency of Roads of Ukraine, REG S, 6.25%, 6/24/2028	1,000,000	776,624
Ukraine Railways Via Rail Capital Markets PLC, REG S, 8.25%, 7/9/2024	500,000	452,500
(Cost $3,729,533)		2,999,775
Uzbekistan 0.6%
Republic of Uzbekistan International Bond, REG S, 3.7%, 11/25/2030 (Cost $485,452)	500,000	465,900
Venezuela 0.2%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (a) (c)	1,750,000	63,525
144A, 9.0%, 11/17/2021* (a) (c)	1,480,000	53,724
(Cost $1,222,980)		117,249
Zambia 0.7%
Republic of Zambia, 144A, 8.5%, 4/14/2024* (a) (Cost $717,486)	700,000	525,350
Total Bonds (Cost $77,144,892)		71,456,225
	Shares	Value ($)

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $545,603)	545,603	545,603

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.05% (d) (Cost $1,413,875)	1,413,875	1,413,875

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $79,104,370)	99.1	73,415,703
Other Assets and Liabilities, Net	0.9	661,280
Net Assets	100.0	74,076,983
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
453,600	92,003 (f)	—	—	—	116	—	545,603	545,603
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.05% (d)
799,156	3,041,353	2,426,634	—	—	131	—	1,413,875	1,413,875
1,252,756	3,133,356	2,426,634	—	—	247	—	1,959,478	1,959,478
*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2022 amounted to $519,318, which is 0.7% of net assets.
(c)	Restricted Security
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Petroleos de Venezuela SA	February 2017	770,230	63,525	0.1
Petroleos de Venezuela SA	November 2017	452,750	53,724	0.1
Total Restricted Securities		1,222,980	117,249	0.2
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
B.S.C.: Bahrain Shareholding Company
CJSC: Closed Joint Stock Company
JSC: Joint Stock Company
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOC: State Owned Company
Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.
Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund's current prospectus.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$71,456,225	$—	$71,456,225
Short-Term Investments (a)	1,959,478	—	—	1,959,478
Total	$1,959,478	$71,456,225	$—	$73,415,703
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMFIF-PH1
R-080548-1 (1/23)